Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The following table summarizes the changes in the carrying amount of goodwill (in millions):

	Americas	EMEA	Asia Pacific	Total
Balance at January 1, 2024
Goodwill	$8,273.5	$1,326.8	$552.7	$10,153.0
Accumulated impairment losses	(7.7)	(1,326.8)	-	(1,334.5)
	8,265.8	-	552.7	8,818.5
2024 acquisitions	156.5	44.1	-	200.6
Currency translation	(53.2)	(0.4)	(14.4)	(68.0)
Balance at December 31, 2024
Goodwill	8,376.8	1,370.5	538.3	10,285.6
Accumulated impairment losses	(7.7)	(1,326.8)	-	(1,334.5)
	8,369.1	43.7	538.3	8,951.1
Purchase accounting adjustments related to 2024 acquisitions	1.7	0.6	-	2.3
Paragon 28 acquisition	513.3	32.6	74.2	620.1
Monogram acquisition	263.0	-	-	263.0
Currency translation	101.6	1.7	7.3	110.6
Balance at December 31, 2025
Goodwill	9,256.4	1,405.4	619.8	11,281.6
Accumulated impairment losses	(7.7)	(1,326.8)	-	(1,334.5)
	$9,248.7	$78.6	$619.8	$9,947.1

Components of Identifiable Intangible Assets

The components of identifiable intangible assets were as follows (in millions):

	Technology	Intellectual Property Rights	Trademarks and Trade Names	Customer Relationships	IPR&D	Other	Total
As of December 31, 2025:
Intangible assets subject to amortization:
Gross carrying amount	$3,833.1	$478.0	$571.1	$5,290.0	$-	$206.7	$10,378.9
Accumulated amortization	(2,322.5)	(383.2)	(349.6)	(3,110.7)	-	(171.0)	(6,337.0)
Intangible assets not subject to amortization:
Gross carrying amount	-	-	459.3	-	216.1	-	675.4
Total identifiable intangible assets	$1,510.6	$94.8	$680.8	$2,179.3	$216.1	$35.7	$4,717.3
As of December 31, 2024:
Intangible assets subject to amortization:
Gross carrying amount	$3,438.1	$478.0	$520.4	$5,124.5	$-	$188.4	$9,749.4
Accumulated amortization	(2,056.6)	(346.3)	(313.0)	(2,761.4)	-	(123.7)	(5,601.0)
Intangible assets not subject to amortization:
Gross carrying amount	-	-	450.0	-	-	-	450.0
Total identifiable intangible assets	$1,381.5	$131.7	$657.4	$2,363.1	$-	$64.7	$4,598.4

Estimated Annual Amortization Expense Based on Intangible Assets Recognized

Estimated annual amortization expense based upon intangible assets recognized as of December 31, 2025 for the years ending December 31, 2026 through 2030 is (in millions):

For the Years Ending December 31,
2026	$633.6
2027	619.8
2028	613.6
2029	564.9
2030	448.4